STATEMENT OF STOCKHOLDER'S EQUITY - USD ($) $ in Thousands	CONTRIBUTIONS BY STOCKHOLDER Jefferson Capital, Inc. before the business combination	CONTRIBUTIONS BY STOCKHOLDER	RETAINED EARNINGS Jefferson Capital, Inc. before the business combination	RETAINED EARNINGS	Jefferson Capital, Inc. before the business combination	Total
Beginning balance at Dec. 31, 2023				$ 276,434		$ 303,589
Net income / (loss)				101,937		101,937
Ending balance at Sep. 30, 2024				378,371		384,481
Beginning balance at Jun. 30, 2024				341,493		362,752
Net income / (loss)				36,878		36,878
Ending balance at Sep. 30, 2024				378,371		384,481
Beginning balance at Nov. 11, 2024	$ 0		$ 0		$ 0
Contribution from stockholder	1				1
Net income / (loss)			(8,094)		(8,094)
Due from stockholder	$ (1)				(1)
Ending balance at Dec. 31, 2024			$ (8,094)	398,122	$ (8,094)	382,529
Contribution from stockholder		$ 6				8,725
Net income / (loss)				150,234		150,234
Ending balance at Sep. 30, 2025		6		500,414		437,372
Beginning balance at Jun. 30, 2025		6		477,576		410,808
Net income / (loss)				38,362		38,362
Ending balance at Sep. 30, 2025		$ 6		$ 500,414		$ 437,372